Shareholders' equity (Schedule of Options Outstanding under 2011 Plan and 2011 Sub-Plan) (Details) - 2011 plan $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Number of share options	2,908,598
Outstanding Weighted average remaining contractual life (in years)	6 years 14 days
Exercisable Number of share options	1,694,321
Exercisable Weighted average remaining contractual life (years)	5 years 9 months 29 days
Outstanding Aggregate intrinsic value | $	$ 191,531
Exercisable Aggregate intrinsic value | $	$ 158,328
$0.00-$1.87
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Number of share options	326,020
Outstanding Weighted average remaining contractual life (in years)	4 years 9 months 18 days
Exercisable Number of share options	288,650
Exercisable Weighted average remaining contractual life (years)	4 years 6 months 7 days
$0.00-$1.87 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares	$ 0.00
$0.00-$1.87 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares	$ 1.87
$2.00-$4.75
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Number of share options	187,917
Outstanding Weighted average remaining contractual life (in years)	4 years 11 months 26 days
Exercisable Number of share options	187,917
Exercisable Weighted average remaining contractual life (years)	4 years 11 months 26 days
$2.00-$4.75 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares	$ 2.00
$2.00-$4.75 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares	$ 4.75
$5.55-$8.70
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Number of share options	315,302
Outstanding Weighted average remaining contractual life (in years)	6 years 6 months 3 days
Exercisable Number of share options	278,633
Exercisable Weighted average remaining contractual life (years)	6 years 6 months
$5.55-$8.70 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares	$ 5.55
$5.55-$8.70 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares	8.70
$10.84
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares	$ 10.84
Outstanding Number of share options	57,120
Outstanding Weighted average remaining contractual life (in years)	6 years 5 months 1 day
Exercisable Number of share options	38,611
Exercisable Weighted average remaining contractual life (years)	6 years 4 months 9 days
$12.78
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares	$ 12.78
Outstanding Number of share options	775,979
Outstanding Weighted average remaining contractual life (in years)	6 years 10 months 20 days
Exercisable Number of share options	409,426
Exercisable Weighted average remaining contractual life (years)	6 years 9 months
$18.46-$23.08
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Number of share options	224,445
Outstanding Weighted average remaining contractual life (in years)	7 years 25 days
Exercisable Number of share options	152,708
Exercisable Weighted average remaining contractual life (years)	7 years 18 days
$18.46-$23.08 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares	$ 18.46
$18.46-$23.08 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares	23.08
$24.79
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares	$ 24.79
Outstanding Number of share options	221,873
Outstanding Weighted average remaining contractual life (in years)	4 years 7 months 6 days
Exercisable Number of share options	138,045
Exercisable Weighted average remaining contractual life (years)	4 years 7 months 6 days
$25.82-$27.90
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Number of share options	198,358
Outstanding Weighted average remaining contractual life (in years)	5 years 1 month 17 days
Exercisable Number of share options	86,398
Exercisable Weighted average remaining contractual life (years)	5 years 1 month 17 days
$25.82-$27.90 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares	$ 25.82
$25.82-$27.90 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares	$ 27.90
$80.29-$217.49
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Number of share options	225,695
Outstanding Weighted average remaining contractual life (in years)	5 years 7 months 20 days
Exercisable Number of share options	68,443
Exercisable Weighted average remaining contractual life (years)	5 years 6 months 21 days
$80.29-$217.49 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares	$ 80.29
$80.29-$217.49 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares	$ 217.49
$236.62-$323.10
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Number of share options	375,889
Outstanding Weighted average remaining contractual life (in years)	5 years 4 months 20 days
Exercisable Number of share options	45,490
Exercisable Weighted average remaining contractual life (years)	6 years 3 months
$236.62-$323.10 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares	$ 236.62
$236.62-$323.10 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares	$ 323.10